Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019		Jun. 30, 2019
Assets
Cash and cash equivalents	$ 39,665	$ 3,894	[1]	$ 5,290
Bank deposits	9,800		[1]
Restricted deposits	60	31	[1]	31
Trade receivables	541	1,816	[1]	1,174
Other receivables	503	570	[1]	573
Inventory	3,956	3,543	[1]	3,967
Total current assets	54,525	9,854	[1]	11,035
Restricted deposits	376	377	[1]	351
Property plant and equipment, net	4,391	4,743	[1]	5,350
Right of use asset	2,258	2,673	[1]	1,640
Intangible assets	4,826	5,211	[1]	5,597
Total non-current assets	11,851	13,004	[1]	12,938
Total assets	66,376	22,858	[1]	23,973
Liabilities
Trade payables	669	850	[1]	819
Other payables	3,678	3,575	[1]	3,153
Total current liabilities	4,347	4,425	[1]	3,972
Liability in respect of government grants	892	1,044	[1]	867
Lease liability	1,699	2,089	[1]	1,273
Liability in respect of warrants, rights to purchase and convertible notes	1,834	3,698	[1]	2,804
Total non-current liabilities	4,425	6,831	[1]	4,944
Total liabilities	8,772	11,256	[1]	8,916
Equity
Share capital	66,236	6,441	[1]	5,559
Share premium and capital reserves	61,748	65,202	[1]	63,850
Treasury shares	(1,509)	(1,509)	[1]	(1,509)
Presentation currency translation reserve	1,431	1,431	[1]	1,431
Accumulated loss	(70,302)	(59,963)	[1]	(54,274)
Total equity	57,604	11,602		15,057
Total liabilities and equity	$ 66,376	$ 22,858	[1]	$ 23,973

[1]	The December 31, 2019 balances were derived from the Company's audited annual financial statements.